Dec. 28, 2018

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 29, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated December 28, 2018,

and Statement of Additional Information (the “SAI”),

dated December 28, 2018 (as revised March 28, 2019),

for the iShares MSCI Indonesia ETF (EIDO) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around May 29, 2019:

Current Underlying Index	New Underlying Index
MSCI Indonesia Investable Market Index	MSCI Indonesia IMI 25/50 Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI Indonesia IMI 25/50 Index (the “Underlying Index”), which is designed to measure the performance of the large-, mid- and small-capitalization segments of the Indonesian equity market. A capping methodology is applied that limits the weight of any single issuer to a maximum of 25% of the Underlying Index. Additionally, the sum of the issuer that individually constitute more than 5% of the weight of the Underlying Index cannot exceed a maximum of 50% of the weight of the Underlying Index in the aggregate. As of February 28, 2019, a significant portion of the Underlying Index is represented by securities of companies in the consumer staples and financials industries or sectors. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to add the following:

Consumer Staples Sector Risk. The consumer staples sector may be affected by, among other things, marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Small-Capitalization Companies Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.